Schedule of Maturities Bank Borrowings (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Debt Disclosure [Abstract]
2025	$ 533,237	$ 710,983
2026	91,698	122,264
2027	7,711	10,282
Total bank borrowings repayments	632,646	843,529
Long-Term Debt, Current Maturities	533,237	710,983
Long-Term Debt, Excluding Current Maturities	99,409	132,546
Less: Imputed interest	(13,026)	(17,370)
Total	$ 619,620	$ 826,159	$ 2,338,296